Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Total Compensation Provided to Key Management Personnel

The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined ratio of compensation.

	31 December	31 December	31 December
	2022	2021	2020
Short-term benefits	184,952	180,688	207,952
Long-term benefits	1,848	2,177	2,591
Termination benefits	958	375	15,514
Share based payments	—	837	13,733
	187,758	184,077	239,790

Schedule of Transactions with Related Parties

38.  Related parties (continued)

The following transactions occurred with related parties:

	31 December	31 December	31 December
Revenue from related parties	2022	2021	2020
Turk Telekom Mobil Iletisim Hizmetleri A.S. (“TT Mobil”) (*)	673,733	—	—
Turk Hava Yollari A.S. ("THY") (*)	174,092	146,766	32,642
Enerji Piyasalari Isletme A.S. (“EPIAS”) (*)	170,754	407,346	53,904
Ziraat Bankasi A.S. (“Ziraat Bankasi”) (*)	71,969	96,898	23,356
Gunes Express Havacilik A.S. (“Sun Express”) (*)	65,385	33,196	6,511
TOGG	58,129	10,769	—
Turk Telekomunikasyon A.S. (“TT”) (*)	56,472	—	—
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.(“Turksat”) (*)	52,746	79,102	23,635
TVF IFM Gayrimenkul Insaat ve Yonetim A.S. (*)	43,818	2,624	—
Turkiye Vakiflar Bankasi TAO (“Vakifbank”)(*)	30,642	29,625	14,157
Turkiye Halk Bankasi A.S. (“Halkbank”) (*)	16,828	16,485	5,214
Turkiye Hayat ve Emeklilik A.S. (*)	15,020	21,568	4,057
Ziraat Katilim Bankasi A.S. (“Ziraat Katilim”) (*)	8,970	6,480	1,120
BIST (*)	5,357	23,742	7,853
Sofra	1,765	2,041	2,877
Other	23,126	32,952	14,755
	1,468,806	909,594	190,081

	31 December	31 December	31 December
Related party expenses	2022	2021	2020
EPIAS (*)	1,777,886	1,660,989	183,235
Turk Telekomunikasyon A.S (*)	745,220	—	—
TT Mobil (*)	630,606	—	—
Istanbul Takas ve Saklama Bankasi A.S. ("Takasbank") (*)	88,387	90	—
Turksat (*)	85,155	115,639	31,844
Sofra	47,732	58,444	61,037
Boru Hatlari ile Petrol Tasima A.S. (“BOTAS”) (*)	40,462	38,381	8,298
PTT (*)	25,017	28,476	3,820
Others	58,557	36,447	6,614
	3,499,022	1,938,466	294,848
(*)	Related parties which TVF and the entities over which TVF has control directly or joint control or significant influence.

TVF becomes the largest shareholder of Turk Telekom with 61.68% of the shares as of 31 March 2022. Therefore, companies of Turk Telekom has been reported as related party as of 31 March 2022. Transactions between the Group and Turk Telekom are related with telecommunication services.

38.   Related parties (continued)

Details of the financial assets and liabilities with related parties as of 31 December 2022 and 2021 are as follows:

	31 December	31 December
	2022	2021
Banks - Time deposits (*)	14,178,529	12,682,382
Banks - Demand deposits (*)	234,117	253,463
Currency protected time deposit (**)	1,359,651	—
Receivables from reverse repo (*)	3,704,160	—
Bank borrowings	(2,791,256)	(1,252,741)
Debt securities issued	(357,497)	(167,453)
Lease liabilities	(125,381)	(159,893)
Impairment loss provision	(20,974)	(8,215)
	16,181,349	11,347,543
(*)	Related balances are included in cash and cash equivalents.
(**)	The Group has converted its currency deposit account in Vakifbank amounting to USD 15,000 and EUR 50,000 into currency protected TL time deposit accounts (Note 24).

As of 31 December 2022, the amount of letters of guarantee given to the related parties is TL 133,277 (31 December 2021: TL 159,563).

Details of the time deposits at related parties as of 31 December 2022 and 2021 are as follows:

	31 December	31 December
	2022	2021
Ziraat Bankasi	2,003,561	4,405,389
Vakifbank	5,748,392	3,623,180
Halkbank	5,140,582	3,996,354
Ziraat Katilim Bankasi A.S.	1,285,994	657,354
Other	—	105
	14,178,529	12,682,382

Details of the time deposits at related parties

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2022
187,624	USD	3.0%	January 2023	3,510,080
395,430	EUR	2.7%	January 2023	7,888,259
2,774,821	TL	23.9%	January 2023	2,778,946
55	GBP	0.1%	January 2023	1,244
				14,178,529

38.   Related parties (continued)

Receivables from reverse repo

Amount in				31 December
Original Currency	Currency	Effective Interest Rate	Maturity	2022
120,025	EUR	2.8%	January 2023	2,394,311
70,000	USD	3.0%	January 2023	1,309,849
				3,704,160

Details of the bank borrowings at related parties

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2022
1,802,550	TL	13.5% - 19.0%	January 2023 - October 2023	1,934,918
536,714	TL	13.4% - 24.0%	February 2023 - December 2023	537,478
89,997	RMB	3.7%	February 2023	241,247
35,000	TL	14.8%	August 2023	36,818
39,900	TL	16.4%	May 2023	40,795
				2,791,256

Details of the debt securities issued at related parties

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2022
200,000	TL	20.8%	March 2023	202,005
150,000	TL	20.3%	February 2023	155,492
				357,497

Details of the lease liabilities at related parties

			31 December
Currency	Effective Interest Rate	Payment Period	2022
EUR	0.2% - 5.1%	2022 - 2024	74,012
TL	11.7% - 44.5%	2022 - 2036	51,369
			125,381

38.   Related parties (continued)

Interest income from related parties:

	31 December	31 December	31 December
	2022	2021	2020
Vakifbank	501,390	200,171	62,469
Ziraat Bankasi	212,458	184,958	76,842
Halkbank	188,154	316,717	74,398
Ziraat Katilim	36,247	675	—
Other	50	4,193	3,658
	938,299	706,714	217,367

Interest expense to related parties:

	31 December	31 December	31 December
	2022	2021	2020
Vakifbank	311,772	33,587	104
Ziraat Bankasi	67,422	9,977	3,942
Halk Varlık Kiralama A.S. ("Halk Varlık Kiralama")	60,387	7,530	—
Halkbank	2,328	—	4,469
Ziraat Katilim	537	62	—
Other	582	217	1,192
	443,028	51,373	9,707